Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 566,000
Previously Paid Amount	0.00
Total Fee Amount	86.65
Total Offset Amount	0.00
Net Fee	86.65
Narrative - Max Aggregate Offering Price	$ 566,000
Final Prospectus	true